Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Commitments and Contingencies

Operating Leases

The Company leases space for its offices in Ottawa, Toronto and Kitchener-Waterloo, Ontario, Canada and Montreal, Quebec, Canada. In the years ended December 31, 2015, 2014, and 2013 rent expense totalled $6,446, $4,547 and $1,178, respectively.

Amounts of minimum future annual rental payments under non-cancellable operating leases in each of the next five years and thereafter are as follows:

Fiscal Year	Amount $
2016	5,804
2017	7,809
2018	7,907
2019	7,958
2020	8,070
Thereafter	42,594
Total future minimum lease payments	80,142

Litigation and Loss Contingencies

The Company accrues estimates for loss contingencies when losses are probable and reasonably estimable. From time to time, the Company may become a party to litigation and subject to claims incident to the ordinary course of business, including intellectual property claims, labour and employment claims and threatened claims, breach of contract claims, tax and other matters. The Company currently has no material pending litigation or claims. The Company is not aware of any litigation matters or loss contingencies that would be expected to have a material adverse effect on the business, consolidated financial position, results of operation, or cash flows.